Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 4 - Debt

Debt consists of the following:

	September 30, 2016	December 31, 2015
Notes payable -- original issue discount	$225,000	$400,000
Convertible notes payable	373,714	365,350
Test vehicle financing	68,009	77,075
Note payable – related party	7,844	22,910
Note payable – UPT minority owner	250,000	250,000
	924,567	1,115,335
Debt discount	(38,321)	(339,629)
	886,246	775,706
Less: current portion	(506,750)	(697,903)
	$379,496	$77,803

Notes payable – secured promissory notes

On September 30, 2016, the Company received $225,000 under two secured promissory notes of $180,000 and $45,000, each bearing an interest rate of 5%. The principal and interest are payable in full on June 30, 2017. In the event of default, the interest rate will be 18% per annum. The Company has the right to redeem in cash the remaining balance with no pre-payment penalty at any time.

Notes payable – original issue discount

In October 2015, the Company received $350,000 under two notes payable with an original issue discount of $50,000, in lieu of interest. The $400,000 principal balance was payable in full on March 31, 2016. In the event of default, the interest rate will be 18% per annum. The notes were amended on April 28, 2016. In exchange for the note holders refraining from taking legal action in relation to non-payment of the notes until May 16, 2016, the Company agreed to pay liquidated damages of $80,000 and forbearance fees of $5,000 each. In the event that the notes were not paid in full by the end of the forbearance period, then the note holders would be due additional liquidated damages of $98,000. Payment was not made, so the damages were added to the balance due. On May 23, 2016, one of the note holders agreed to a second amendment which extended the maturity date of his note until September 30, 2016. In exchange, the note holder received the right to convert a portion or all of the unpaid principal balance at a rate of 75% of the average of the volume weighted average price (VWAP) in the twelve trading days immediately preceding the request for conversion date as well as continued accrual of 3% liquidated damages each month and 18% interest on the total balance due.

The Company tested the first amendment to ascertain if it should be accounted for as a modification to the notes or treated as an extinguishment. As a result of the impact on the present value of cash flows from the liquidated damages and forbearance fees, the Company determined that the first amendment to the notes qualified for extinguishment treatment. Accordingly, the Company recognized a loss on extinguishment equal to the liquidated damages and forbearance fees of $90,000.

The Company also tested the second amendment to one of the notes to ascertain if it should be accounted for as a modification to the note or treated as an extinguishment. As a result of the impact on the present value of cash flows from the additional liquidated damages and the inclusion of a conversion feature, the Company determined that the second amendment to one of the notes qualified for extinguishment treatment. Accordingly, the Company recognized a loss on extinguishment equal to the additional liquidated damages, accrued interest and fair value of the conversion option of $307,358.

From June 10 to August 16, 2016, a total of $437,181 was converted into 5,596,907 shares of common stock and the note was retired on August 26, 2016 with a payment of $60,751.27.

On May 24, 2016, the second noteholder agreed to exchange his notes with a third party lender who extinguished the debts and was issued two convertible notes to cover the debts assumed from the second noteholder. The two new convertible notes were issued in the principal amounts of $104,802 and $26,571, respectively. Both notes bear interest at 10% with principal and interest payable on May 24, 2017. In the event of default, the interest rate will be the lower of 20% per annum or the highest rate permitted by law. At any time, the third party lender has the right to convert a portion or all of the unpaid principal balances at a rate of 65% of the average of the four lowest volume weighted average prices of the Company’s common stock during the 10 consecutive trading days immediately preceding the request for conversion date.

From June 2 to August 17, 2016, a total of $104,791 were converted into 2,710,328 shares of common stock. A total of $11 remains to be converted or paid. On August 31, 2016, a payment of $27,303 was made to cover all outstanding principal and interest on the second convertible note.

On September 28, 2016, in keeping with a clause in the original warrants which stated that, while the warrants were outstanding, if the company were to sell common stock for less than the exercise price of the warrants, then the exercise price will be reduced to equal the lower price and the number of warrant shares will be increased to equal the prior aggregate exercise price. As a result, the exercise prices of the two warrants previously issued in conjunction with two notes payable were adjusted from $0.30 to $0.0169 and the shares of common stock were adjusted from 321,429 to 4,705,840 and from 1,178,571 to 20,921,379, respectively.

Convertible notes payable

September 2015 Convertible Note -- In September 2015, the Company entered into a convertible note agreement, which allows us to borrow up to $250,000, bearing interest at 10%, with principal and interest payable on September 15, 2017. The Company borrowed $75,000 in September 2015 and $50,000 in November 2015, for a total of $125,000 due on September 15, 2017. At the holder’s option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at the lesser of $0.305 per share or 65% of the volume weighted average price of our common stock during the five consecutive trading days immediately preceding the applicable conversion date. The Company determined that the conversion feature meets the requirements for derivative treatment and has recorded a derivative liability and a corresponding debt discount on the condensed consolidated balance sheet. In February 2016, the $75,000 note and interest of $16,667 were converted in exchange for 467,740 shares of our common stock. In May and June, 2016, the remaining $50,000 note and $14,256 of interest were converted in exchange for 649,450 shares of our common stock.

December 2015 Convertible Notes -- In December 2015, the Company entered into a convertible note agreement, bearing interest payable quarterly at 10%, allowing us to borrow up to $248,800. In December 2015, the Company received $200,000 under the convertible note agreement, with an original issue discount of $20,350 and $20,000 distributed to the lender’s legal counsel, for a total amount of $240,350 due on December 1, 2016, with a debt discount of $40,350. In January 2016, the Company received the remaining $48,800 with an original issue discount of $5,850, for a total amount of $54,650 due on February 26, 2017. At the holder’s option, a portion or all of the unpaid principal balance may be converted into shares of our common stock at a rate of $0.12 per share. In the event of a default, the conversion price becomes 70% of the volume weighted average price of our common stock during the three consecutive trading days immediately preceding the applicable conversion date. The Company also issued warrants to purchase 500,000 shares of our common stock in two separate tranches for 250,000 shares each, with exercise prices of 125% and 150% of our common stock price on the day prior to closing the agreement, or $0.175 per share and $0.21 per share. The Company determined that the conversion feature and the warrants meet the requirements for derivative treatment and have recorded a derivative liability and a corresponding debt discount on the condensed consolidated balance sheet. The convertible notes have prepayment penalties of 115%, 120%, 125% and 130%, respectively, in the event the note is settled within 45 days, 46-90 days, 91-120 days, and 121 days through the due date. The Company placed 13,291,667 shares of our common stock in escrow as collateral for this agreement.

On May 30, 2016, the Company executed an amendment to the convertible note agreement. In consideration for removing limitations, until November 15, 2016, on sales of securities of at least $500,000 including variable rate transactions, convertible notes and third party transactions set forth in the Securities Purchase Agreement signed on December 3, 2015 as well as authorizing the withdrawal of a registration statement filed on January 11, 2016, the Company agreed to file a new registration statement covering the shares issuable to the holder of the Notes.

The Company tested the amendment to ascertain if it should be accounted for as a modification to the notes or treated as an extinguishment. As a result of the change in the fair value of the conversion feature and warrants, the Company determined that the amendment qualifies for extinguishment treatment. Accordingly, the Company recognized a loss on extinguishment equal to the difference in the fair value of the conversion feature and warrants before and after the amendment of $34,673.

In consideration for amending the Notes to permit borrowings by the Company of up to $6,500,000, the Company agreed to amend the Notes to enable the conversion price to be equal to the lesser of $0.12 and 70% of the average of three VWAPs from the 20 trading days prior to the notice of conversion. Furthermore, the Company agreed that if it were to issue new notes with greater discounts than those detailed above, the existing Notes would be reset to match the lower conversion price. Finally, the Company agreed to lower the exercise prices (from $0.21 to $0.168, and from $0.175 to $0.140, respectively) on two existing warrants totaling 500,000 shares previously issued to the holder of the Notes and to issue a cashless, two-year warrant to purchase 250,000 shares at an exercise price of $0.168 per share.

The Company tested the two notes that replaced the other OID note to determine if they should be accounted for as modification of the original note or treated as an extinguishment. As a result of the impact on the present value of cash flows from the additional liquidated damages and the inclusion of a conversion feature, the Company determined that the new notes qualified for extinguishment treatment. Accordingly, the Company recognized a loss on extinguishment equal to the additional liquidated damages, accrued interest and fair value of the conversions options of $140,258.

From June 10 to August 16, 2016, a total of $240,350 were converted into 6,495,516 shares of common stock and on August 30, 2016, a total of $54,650 were converted into 4,313,339 shares of common stock. The Company paid interest fees of $4,119 on August 26, 2016 and $3,114 on September 15, 2016 and the notes were retired.

February 2016 Convertible Note – In February 2016, the Company entered into a convertible note agreement. We received $125,000, with an original issue discount of $15,500 in lieu of interest, for a total amount of $140,500 due on August 10, 2016. In the event of default, the interest rate will be 22% per annum. At any time following an event of default, the lender has the right to convert a portion or all of the unpaid principal balance at a rate of 65% of the average of the three lowest closing prices in the twenty trading days immediately preceding the request for conversion date. The Company determined that the conversion feature meets the requirements for derivative treatment and have recorded a derivative liability and a corresponding debt discount on the condensed consolidated balance sheet.

On August 5, 2016, the lender declared the company in default due to insufficient shares required to maintain the reserve. As a result, the Note began accruing interest at the default rate of 22% per annum. The lender also increased the outstanding balance by 15% or $21,075 bringing the total outstanding balance to $161,575. On August 17, 2016, the Company reached an agreement with the lender on a two week extension thereby extending the maturity date to August 24,2016. In exchange for granting the extension, the lender requested and received a $15,000 extension fee as well as the right to convert the extension fee and $10,000 in principal into common shares. On August 26, 2016, the lender was wired the balance of the principal and interest remaining: $152,945. On August 30, 2016, the lender received 1,953,125 common shares in exchange for the $25,000.

May 2016 Convertible Note – In May 2016, the Company entered into a convertible note agreement. We received $120,600, bearing interest at 12%, with principal and interest payable on September 15, 2017 in a total amount of $141,102. In the event of default, the interest rate will be 18% per annum. At any time following after the 180th day from the date of issuance, the lender has the right to convert a portion or all of the unpaid principal balance at a rate of 60% of the average of the lowest trading price in the fifteen trading days immediately preceding the request for conversion date. The Company determined that the conversion feature meets the requirements for derivative treatment and have recorded a derivative liability and a corresponding debt discount on the condensed consolidated balance sheet.

On July 18, 2016, the lender increased the share reserve from 7,000,000 to 18,572,365 shares. Following a request on August 19, 2016 to increase the share reserve to 48,000,000 shares that we could not accommodate, the company paid off the principal of $120,600 on August 29, 2016 and interest of $4,243 on August 30, 2016. On September 7, 2016, the lender declared the company in default and the Company commenced negotiations on a final pre-payment fee. On October 3, 2016, a settlement agreement was signed and on October 4, 2016 $42,210 was wired to the lender.

August 2016 Convertible Note – In August 2016, the Company entered into a senior convertible note agreement. We received $400,0000, bearing interest at 3%, with principal and interest payable on August 24, 2018. In addition, the Company received the right to require the buyer to purchase from the company four million restricted shares of common stock at a purchase price of $0.05 per share and a warrant to purchase four million shares of common stock with an exercise price of $0.06 per share. At the same time, the Company granted the buyer the right to require the company to sell to the buyer four million restricted shares of common stock at a purchase price of $0.05 per share and a warrant to purchase four million shares of common stock with an exercise price of $0.06 per share. In the event of default, the interest rate will be 18% per annum,require the Company to (i) redeem all or any portion of the note at a premium of 150% or (ii) convert any portion of this note then held by noteholder into shares of common stock at the conversion price of $0.025, equal to a number of shares of common stock equal to the principal amount outstanding on the note (divided by 0.025) and multiplied by the premium of 150%.

The note may be converted at any time into shares of the common stock at the conversion price pursuant to the terms of the note. The buyer may not, however, convert more than 50% of the note’s purchase price prior to September 30, 2016. We determined that the conversion feature meets the requirements for derivative treatment and have recorded a derivative liability and a corresponding debt discount on the condensed consolidated balance sheet.

Test Vehicle Financing

In October 2014, the Company entered into financing agreements for the purchase of test vehicles, bearing interest at 5.99% payable monthly over five years, collateralized by the vehicles.

Note payable – related party

On February 3, 2016, an agreement was signed with the Secretary of Cool Technologies to retire a non-interest bearing note that was due on demand. The note was retired with the issuance of 143,187 shares of restricted common stock on June 24, 2016.

Note payable – UPT minority owner

Held by the 5% minority owner of UPT. The terms of the note have not been finalized.

Future contractual maturities of debt are as follows:

Year ending December 31,
2016	$267,189
2017	244,564
2018	394,503
2019	18,311
$924,567

Debt consists of the following:

	December 31,
	2015	2014
Notes payable -- original issue discount	$400,000	$-
Convertible notes payable	365,350
Test vehicle financing	77,075	99,401
Note payable – related party	22,910	22,910
Note payable – UPT minority owner	250,000	-
	1,115,335	117,311
Debt discount	(339,629)	-
	775,706	117,311
Less: current portion	697,903	40,235
	$77,803	$77,076

Notes payable – original issue discount

In October 2015, we received $350,000 under two notes payable with an original issue discount of $50,000, in lieu of interest. The $400,000 principal balance is payable in full on March 31, 2016. In the event of default, the interest rate will be 18% per annum.

Convertible notes payable

September 2015 Convertible Note -- In September 2015, we entered into a convertible note agreement, which allows us to borrow up to $250,000, bearing interest at 10%, with principal and interest payable on September 15, 2017. We borrowed $75,000 in September 2015 and $50,000 in November 2015, for a total of $125,000 as of December 31, 2015. At the holder's option, a portion or all of the unpaid principal and interest may be converted into shares of our common stock at the lesser of $0.305 per share or 65% of the volume weighted average price of our common stock during the five consecutive trading days immediately preceding the applicable conversion date. We determined that the conversion feature meets the requirements for derivative treatment and have recorded a derivative liability and a corresponding debt discount on the consolidated balance sheet.

December 2015 Convertible Note -- In December 2015, we entered into a convertible note agreement, bearing interest payable quarterly at 10%, with principal due December 1, 2016. We received $200,000 under the convertible note agreement, with an original issue discount of $20,350 and $20,000 distributed to the lender's legal counsel. As of December 31, 2015, the amount due under the convertible note agreement was $240,350, with $40,350 recorded as debt discount. We have the option to borrow another $48,800 with a face amount of $54,650. At the holder's option, a portion or all of the unpaid principal balance may be converted into shares of our common stock at a rate of $0.12 per share. In the event of a default, the conversion price becomes 70% of the volume weighted average price of our common stock during the three consecutive trading days immediately preceding the applicable conversion date. We also issued warrants to purchase 500,000 shares of our common stock in two separate tranches for 250,000 shares each, with exercise prices of 125% and 150% of our common stock price on the day prior to closing the agreement, or $0.175 per share and $0.21 per share. We determined that the conversion feature and the warrants meet the requirements for derivative treatment and have recorded a derivative liability and a corresponding debt discount on the consolidated balance sheet. The convertible note has prepayment penalties of 115%, 120%, 125% and 130%, respectively, in the event the note is settled within 45 days, 46-90 days, 91-120 days, and 121 days through the due date. We placed 12,291,667 shares of our common stock in escrow as collateral for this agreement. In January 2016, we borrowed the remaining $48,800 with a face amount of $54,650.

Test Vehicle Financing

In October 2014, we entered into financing agreements for the purchase of test vehicles, bearing interest at 5.99% payable monthly over five years, collateralized by the vehicles.

Note payable – related party

This note is non-interest bearing and is due on demand, payable to the Secretary of Cool Technologies.

Note payable – UPT minority owner

Held by the 5% minority owner of UPT. The terms of the note have not been finalized.

Future contractual maturities of debt are as follows:

Year ending December 31,
2016	$931,671
2017	144,564
2018	20,789
2019	18,311
$1,115,335